SCHEDULE OF INVESTMENT OPTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average remaining life, Outstanding		5 years 1 month 6 days
Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant shares outstanding at beginning	389	5,945
Weighted average exercise price, Outstanding beginning	$ 1,800.00	$ 1,427.40
Weighted average remaining life, Outstanding	2 years 7 months 6 days	4 years 1 month 6 days
Intrinsic Value, Outstanding beginning
Investment options outstanding, Exercised		(5,556)
Weighted average exercise price, Exercised		$ 246.60
Warrant shares outstanding at end	389	389
Weighted average exercise price, Outstanding end	$ 1,800.00	$ 1,800.00
Intrinsic Value, Outstanding ending
Warrant shares outstanding, Exercisable	389
Weighted average remaining life, Exercisable	2 years 7 months 6 days
Intrinsic value, Exercisable